Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Subsidiaries [Abstract]
Schedule of legal owner of backbone mining solutions
Company name	Security type	Main place of business	Securities	Equity	Voting
AU	Ordinary shares	USA	100%	100%	100%
Pembroke	Ordinary shares	USA	100%	100%	100%
Volta	Ordinary shares	CDA	100%	100%	100%
Backbone	Ordinary shares	CDA	100%	100%	100%
Backbone Argentina	Ordinary shares	ARG	100%	100%	100%
Backbone Paraguay	Ordinary shares	PAR	100%	100%	100%
Backbone Mining	Ordinary shares	USA	100%	100%	100%
ON	Ordinary shares	CDA	100%	100%	100%
Backbone USA	Ordinary shares	USA	100%	100%	100%